ATFA Letterhead




May 6, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  AEGON/Transamerica Series Fund, Inc.
       1933 Act File No.: 33-507

Filer CIK No.  0000778207

Dear Sir/Madam:

On behalf of AEGON/Transamerica Series Fund, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund dated May 1, 2002, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2002 via EDGAR.


			Sincerely,


/s/John K. Carter____
John K. Carter, Esq.
Vice President, Secretary
& General Counsel




cc:	Catherine S. Wooledge, Esq.